OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

April 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer SteelPath MLP Funds Trust (the “Registrant”)
File No. 333-163614; Reg. No. 811-22363

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 24, 2016.

Sincerely,

/s/ Edward Gizzi
------------------------------------
Edward Gizzi
Vice President and Associate Counsel
212-323-4091
egizzi@ofiglobal.com

cc:	Ropes & Gray LLP
KPMG LLP
Gloria LaFond